Share capital and share-based compensation - Summary of Stock Option Activity (Details)	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of stock options, beginning balance (in shares) | shares	5,296,554	5,327,980
Granted (in shares) | shares	763,829	2,320,989
Exercised (in shares) | shares	(1,547,113)	(2,172,820)
Forfeited (in shares) | shares	(2,619)	(179,595)
Number of stock options, ending balance (in shares) | shares	4,510,651	5,296,554
Number of share options exercisable (in shares) | shares	3,253,287	4,242,707
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares	$ 2.81	$ 0.38
Granted (in dollars per share) | $ / shares	7.81	6.13
Exercised (in dollars per share) | $ / shares	0.46	0.62
Forfeited (in dollars per share) | $ / shares	10.93	1.06
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	4.46	2.81
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 2.70	$ 0.79